Share-based payments - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 23, 2024 shares	Jan. 01, 2021 $ / shares	Dec. 31, 2024 USD ($) shares Options item director employee	Dec. 31, 2023 USD ($) shares Options item employee director	Dec. 31, 2022 USD ($)
Share-based payments
Amount of share based payment | $			$ 1,208	$ 1,012	$ 3,751
Number Of employee exercise option | employee			1	11
Number of Directors | director			1
Employee
Share-based payments
Number of employees left | employee				2
Modification of complex options
Share-based payments
Option term			10 years
Equity value (Percentage)			100.00%
Strike (exercise) price, US$ | $ / shares		$ 0
Number of share options exercised in share based payment arrangement			14,715
Number Of employee exercise option | employee			1	1
Number of tranches exercised | item			1
Modification of complex options | Share-based payment arrangement, Tranche One | Employee
Share-based payments
Number of tranches exercised | item				2
Modified complex options
Share-based payments
Number of share options exercised in share based payment arrangement				22,073
Number of share options forfeited in share-based payment arrangement				183,942
Complex vesting conditional upon listing
Share-based payments
Number of share options exercised in share based payment arrangement | Options				2,000
ESOP options
Share-based payments
Number of share options exercised in share based payment arrangement | Options			7,933	19,909
Number of share options forfeited in share-based payment arrangement | Options			25,000	20,000
Number of share options granted in share-based payment arrangement | Options			22,620	4,546
ESOP options | Employee
Share-based payments
Number of share options exercised in share based payment arrangement			0	0
ESOP options | Director
Share-based payments
Number Of Share Options Granted In Share Based Payment Arrangement Per Director	22,620
ESOP options | Share-based payment arrangement, Tranche One
Share-based payments
Number of share options exercised in share based payment arrangement			7,933	19,909
Number of share options forfeited in share-based payment arrangement			25,000	20,000
ESOP options | Share-based payment arrangement, Tranche One | Director
Share-based payments
Number of Directors | director				1
Performance Based Options
Share-based payments
Cancelled				58,861
Number of share options exercised in share based payment arrangement				22,073
Number of tranches exercised | item				2